Condensed Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Income [Abstract]
Investment securities gains (losses)-net, Decline in fair value	¥ 6,402	¥ 10,834
Investment securities gains (losses)-net, Other changes in equity from nonowner sources-net	856	1,717
Investment securities gains (losses)-net, Total credit losses	¥ 7,258	¥ 12,551